Consolidated Statement of Financial Position - CAD ($) $ in Millions	Mar. 31, 2019	Mar. 31, 2018	Apr. 01, 2017	Mar. 31, 2017
Current assets
Cash and cash equivalents	$ 446.1	$ 611.5	$ 504.7	$ 504.7
Accounts receivable	496.0	452.0	450.1	450.1
Contract assets	523.5	439.7	348.5	348.5
Inventories	537.0	516.1	549.0	549.0
Prepayments	57.4	50.0	63.8	63.8
Income taxes recoverable	33.6	40.7	25.6	25.6
Derivative financial assets	19.3	13.3	23.4	23.4
Total current assets	2,112.9	2,123.3	1,965.1	1,965.1
Property, plant and equipment	2,149.3	1,803.9	1,582.6	1,582.6
Intangible assets	2,027.9	1,055.6	944.0	944.0
Investment in equity accounted investees	312.1	242.7	375.8	375.8
Deferred tax assets	71.0	61.2	42.9	42.9
Derivative financial assets	12.8	11.5	16.0	16.0
Other assets	479.5	482.0	471.3	471.3
Total assets	7,165.5	5,780.2	5,397.7	5,397.7
Current liabilities
Accounts payable and accrued liabilities	872.2	666.9	686.1	686.1
Less: current portion	28.7	32.1	43.2	43.2
Income taxes payable	25.7	15.3	9.6	9.6
Deferred revenue	11.6	10.0	11.4	11.4
Contract liabilities	670.2	679.5	593.4	593.4
Current portion of long-term debt	264.1	52.2	51.9	51.9
Derivative financial liabilities	17.0	18.1	15.5	15.5
Total current liabilities	1,889.5	1,474.1	1,411.1	1,411.1
Long-term portion	36.3	39.5	39.1	39.1
Long-term debt	2,064.2	1,208.7	1,203.5	1,203.5
Royalty obligations	136.2	140.8	138.5	138.5
Employee benefits obligations	212.6	200.6	157.7	157.7
Deferred gains and other liabilities	267.0	229.9	217.8	217.8
Deferred tax liabilities	147.0	184.7	213.0	213.0
Derivative financial liabilities	2.7	4.4	4.7	4.7
Total liabilities	4,755.5	3,482.7	3,385.4	3,385.4
Equity
Share capital	649.6	633.2	615.4	615.4
Contributed surplus	24.8	21.3	19.4	19.4
Accumulated other comprehensive income	199.0	260.3	191.1	191.1
Retained earnings	1,457.9	1,314.3	1,126.2	1,126.2
Equity attributable to equity holders of the Company	2,331.3	2,229.1	1,952.1	1,952.1
Non-controlling interests	78.7	68.4	60.2	60.2
Total equity	2,410.0	2,297.5	2,012.3	2,012.3
Total liabilities and equity	$ 7,165.5	$ 5,780.2	$ 5,397.7	$ 5,397.7